Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net income for the period	R$ 148,456	R$ 60,624	R$ 478,794	R$ 127,779	R$ 35,490
Currency translation adjustment	67	55	55	0	0
Net income for the period	148,523	60,679	478,849	127,779	35,490
Owners of the Company
Net income for the period	148,445	60,680	478,836	127,186	35,084
Non-controlling interests	78	(1)	13	593	406
Net income for the period	R$ 148,523	R$ 60,679	R$ 478,849	R$ 127,779	R$ 35,490